Related party transactions - Summary of Related Party Transactions Outstanding (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Amounts owed by related parties	£ 109	£ 68
Amounts owed to related parties	£ (124)	£ (104)